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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21188

Registrant Name:	PIMCO California Municipal Income Fund III

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number,including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2009

Date of Reporting Period:	June 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO California Municipal Income Fund III Schedule of Investments
June 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CALIFORNIA MUNICIPAL BONDS & NOTES—92.5%
	Assoc. of Bay Area Gov’t Finance Auth. Rev., Odd Fellows Home, Ser. A (CA Mtg. Ins.)
$3,200	5.20%, 11/15/22	NR/A	$3,205,632
11,725	5.35%, 11/15/32	NR/A	10,808,926
1,000	Cathedral City Public Financing Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (NPFGC)	Baa1/A	778,420
1,150	Ceres Redev. Agcy. Project Area No. 1, Tax Allocation, 5.00%, 11/1/33, (NPFGC)	Baa1/A	856,359
2,000	Chula Vista Rev., 5.875%, 2/15/34, Ser. B	A1/A+	2,006,560
1,415	Contra Costa Cnty. Public Financing Auth., Tax Allocation, 5.625%, 8/1/33, Ser. A	NR/BBB	1,248,143
3,775	Cucamonga School Dist., CP, 5.20%, 6/1/27	NR/A-	3,188,667
	Educational Facs. Auth. Rev.,
9,800	Claremont McKenna College, 5.00%, 1/1/39 (d)	Aa2/NR	9,349,788
3,300	Pepperdine Univ., 5.00%, 9/1/33, Ser. A (FGIC-NPFGC)	Aa3/A	3,157,110
10,000	Univ. of Southern California, 5.00%, 10/1/39, Ser. A (d)	Aa1/AA+	9,906,800
1,695	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP, 5.75%, 8/1/39, Ser. A	Aa2/AAA	1,697,865
	Golden State Tobacco Securitization Corp. Rev.,
11,000	5.00%, 6/1/45, (AMBAC-TCRS)	A3/A	8,854,670
4,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	A3/A-	3,219,880
	Health Facs. Financing Auth. Rev.,
	Adventist Health Systems, Ser. A,
500	5.00%, 3/1/33	NR/A	410,210
4,000	5.75%, 9/1/39	NR/A	3,694,120
	Catholic Healthcare West, Ser. A,
1,935	6.00%, 7/1/34	A2/A	1,901,408
4,000	6.00%, 7/1/39	A2/A	3,874,360
500	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	NR/A	497,500
6,000	Cottage Health Systems, 5.00%, 11/1/33, Ser. B (NPFGC)	Baa1/A+	5,009,760
	Paradise VY Estates (CA Mtg. Ins.),
2,000	5.125%, 1/1/22	NR/A	1,925,880
1,550	5.25%, 1/1/26	NR/A	1,458,782
	Infrastructure & Economic Dev. Bank Rev., Kaiser Assistance Corp.,
3,000	5.50%, 8/1/31, Ser. B	A2/A	2,751,690
8,000	5.55%, 8/1/31, Ser. A	NR/A+	7,675,600
20	Lancaster Financing Auth., Tax Allocation, 4.75%, 2/1/34, (NPFGC)	Baa1/A	15,251
5,600	Long Beach Bond Finance Auth. Rev., 5.50%, 11/15/37, Ser. A	A2/A	4,570,776
5,000	Long Beach Unified School Dist., GO, 5.75%, 8/1/33, Ser. A	Aa3/AA-	5,205,300
	Los Angeles Department of Water & Power Rev. (d),
6,000	4.75%, 7/1/30, Ser. A-2 (FSA)	Aa3/AAA	5,806,380
10,000	5.00%, 7/1/39, Ser. A	Aa3/AA-	9,465,800
	Los Angeles Unified School Dist., GO,
9,580	4.75%, 1/1/28, Ser. A (NPFGC)	Aa3/AA-	8,942,355
10,000	5.00%, 1/1/34, Ser. I (d)	Aa3/AA-	9,344,300
1,000	Manteca Financing Auth. Rev., 5.75%, 12/1/36	A2/AAA	969,120
5,000	Metropolitan Water Dist. Rev., 5.00%, 7/1/37, Ser. A (d)	Aa3/AA-	5,003,200
5,280	Modesto Irrigation Dist., CP, 5.00%, 7/1/33, Ser. A (NPFGC)	A1/A+	4,603,421
3,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33, (FSA)	Aa3/AAA	2,866,500
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (NPFGC)	A1/AA-	4,394,500
5,000	Orange Cnty. Unified School Dist., CP, 4.75%, 6/1/29, (NPFGC)	A1/A+	4,776,550
	Orange Cnty. Water Dist. Rev., CP, Ser. B (NPFGC),
4,560	5.00%, 8/15/34	Aa2/AAA	4,316,587
965	5.00%, 8/15/34	NR/AAA	1,003,301
2,000	Palm Desert Financing Auth., Tax Allocation, 5.00%, 4/1/25, Ser. A (NPFGC)	Baa1/A	1,644,660

PIMCO California Municipal Income Fund III Schedule of Investments
June 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

$1,410	Pomona Public Financing Auth. Rev., 5.00%, 12/1/37, Ser. AF (NPFGC)	A3/A	$1,130,566
1,950	Poway Unified School Dist. Community Facs. Dist. No. 6, Special Tax, 5.125%, 9/1/28	NR/BBB	1,615,673
5,000	Riverside, CP, 5.00%, 9/1/33, (AMBAC)	NR/A+	4,511,600
500	Rocklin Unified School Dist. Community Facs., Special Tax, 5.00%, 9/1/29, (NPFGC)	Baa1/A	415,155
5,750	Sacramento Municipal Utility Dist. Rev., 5.00%, 8/15/33, Ser. R (NPFGC)	A1/A+	5,121,180
6,250	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. A (FSA)	Aa3/AAA	5,843,063
12,075	San Diego Community College Dist., GO, 5.00%, 5/1/28, Ser. A (FSA)	Aa2/AAA	12,149,140
2,000	San Diego Public Facs. Financing Auth. Rev., 5.25%, 5/15/39, Ser. A	A2/A+	1,896,100
2,200	San Diego Regional Building Auth. Rev., Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	A1/AA+	2,102,650
1,500	San Diego State Univ. Foundation Auxiliary Organization Rev., 5.00%, 3/1/27, Ser. A (NPFGC)	Baa1/A	1,500,645
	San Francisco City & Cnty., CP, Ser. A,
500	5.00%, 4/1/29	A1/AA-	472,380
550	5.25%, 4/1/31	A1/AA-	526,592
3,000	San Jose Libraries & Parks, GO, 5.125%, 9/1/31	Aa1/AAA	3,026,250
13,200	San Marcos Public Facs. Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (FGIC-NPFGC)	A3/A	10,371,636
500	Santa Clara Cnty. Financing Auth. Rev., 5.75%, 2/1/41, Ser. A (AMBAC)	A1/A+	489,020
1,200	Santa Cruz Cnty. Redev. Agcy., Tax Allocation, 7.00%, 9/1/36, Ser. A	A2/A	1,250,292
4,425	South Tahoe JT Powers Financing Auth. Rev., 5.45%, 10/1/33, Ser. A	NR/BBB	3,696,247
4,095	State Department Veteran Affairs Home Purchase Rev., 5.35%, 12/1/27, Ser. A (AMBAC)	Aa2/AA-	4,115,639
4,600	State Public Works Board Lease Rev., Univ. CA M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	Aa2/AA-	4,363,652
7,300	State, GO, 6.00%, 4/1/38	A2/A	7,309,855
	Statewide Communities Dev. Auth. Rev.,
	Catholic Healthcare West,
1,200	5.50%, 7/1/31, Ser. D	A2/A	1,140,660
1,200	5.50%, 7/1/31, Ser. E	A2/A	1,140,648
7,300	Jewish Home, 5.50%, 11/15/33, (CA St. Mtg.)	NR/A	6,717,533
15,000	Memorial Health Services, 5.50%, 10/1/33, Ser. A	NR/A+	13,764,750
	Methodist Hospital Project, (FHA),
2,000	6.625%, 8/1/29	Aa2/AA	2,154,460
7,200	6.75%, 2/1/38	Aa2/AA	7,704,432
3,100	St. Joseph, 5.75%, 7/1/47, Ser. A (FGIC)	Aa3/AA-	2,969,738
10,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/A+	9,567,000
3,505	Statewide Communities Dev. Auth., Internext Group, CP, 5.375%, 4/1/30	NR/BBB	2,549,852
	Tobacco Securitization Agcy. Rev.,
	Alameda Cnty.,
8,100	5.875%, 6/1/35	Baa3/NR	5,790,447
7,000	6.00%, 6/1/42	Baa3/NR	4,518,010
2,000	Kern Cnty., 6.125%, 6/1/43, Ser. A	NR/BBB	1,312,840
5,000	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A-1	Baa3/BBB	3,035,800
2,950	Torrance Medical Center Rev., 5.50%, 6/1/31, Ser. A	A1/A+	2,798,842
1,000	West Basin Municipal Water Dist. Rev., CP, 5.00%, 8/1/30, Ser. A (NPFGC)	Aa3/AA-	949,990
2,000	Western Municipal Water Dist. Facs. Auth. Rev., 5.00%, 10/1/39, Ser. B	NR/AA+	1,921,540
1,000	Westlake Village, CP, 5.00%, 6/1/39	NR/AA+	946,600
2,500	William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33	NR/NR	2,014,225
2,750	Woodland Finance Auth. Lease Rev., 5.00%, 3/1/32, (XLCA)	A3/NR	2,555,795

	Total California Municipal Bonds & Notes (cost—$322,550,535)		305,866,628

PIMCO California Municipal Income Fund III Schedule of Investments
June 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

OTHER MUNICIPAL BONDS & NOTES—4.9%
	Indiana—1.0%
$5,000	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.75%, 9/1/42 (a)(b)	NR/NR	$3,496,300

	New York—1.0%
3,300	New York City Municipal Water Finance Auth. Rev., 5.00%, 6/15/37, Ser. D (d)	Aa2/AAA	3,265,581

	Puerto Rico—2.5%
	Public Building Auth. Rev., Gov’t Facs.,
4,420	5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB-	3,474,916
290	5.25%, 7/1/36, Ser. D	Baa3/BBB-	237,063
	Sales Tax Financing Corp. Rev., Ser. A,
23,200	zero coupon, 8/1/47, (AMBAC)	A1/AA-	1,901,472
29,200	zero coupon, 8/1/54, (AMBAC)	A1/AA-	1,510,808
26,300	zero coupon, 8/1/56	Aa3/AA-	1,193,231

			8,317,490

	South Dakota—0.4%
2,000	Minnehaha Cnty. Health Facs. Rev., Bethany Lutheran, 5.50%, 12/1/35	NR/NR	1,239,060

	Total Other Municipal Bonds & Notes (cost—$20,644,801)		16,318,431

CORPORATE BONDS & NOTES—0.8%
3,700	CIT Group, Inc., 5.80%, 7/28/11 (c) (cost—$2,848,354)	Ba2/BB-	2,774,083

SHORT-TERM INVESTMENTS—1.8%
Corporate Notes (c)—1.8%
1,300	American General Finance Corp., 1.542%, 10/2/09, FRN	Baa2/BB+	1,109,409
4,100	CIT Group, Inc., 4.125%, 11/3/09	Ba2/BB-	3,886,464
	International Lease Finance Corp., FRN,
500	0.881%, 5/24/10	Baa2/BBB+	456,023
400	1.531%, 1/15/10	Baa2/BBB+	371,638

	Total Corporate Notes (cost—$5,925,387)		5,823,534

	Total Investments (cost—$351,969,077)—100.0%		$330,782,676

Notes to Schedule of Investments:
*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $3,496,300, representing 1.1% of total investments.

(b)	144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	All or partial amount segregated as collateral for reverse repurchase agreements.

(d)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:

AMBAC—insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins.—insured by California Mortgage Insurance

CA St. Mtg.—insured by California State Mortgage

CP—Certificates of Participation

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2009

FSA—insured by Financial Security Assurance, Inc.

GO—General Obligation Bond

GTD—Guaranteed

NPFGC—insured by National Public Finance Guarantee Corporation

NR—Not Rated

TCRS—Temporary Custodian Receipts

XLCA—insured by XL Capital Assurance
Reverse Repurchase Agreements:
The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended June 30, 2009 was $7,418,118 at a weighted average interest rate of 0.99%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $8,597,617. Open reverse repurchase agreements at June 30, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Barclays Bank:	0.80%	6/2/09	7/2/09	$1,888,174	$1,887,000
	0.80%	6/4/09	7/6/09	4,925,844	4,923,000
Credit Suisse	0.80%	6/10/09	7/10/09	716,318	716,000

					$7,526,000

Fair Value Measurements—The Fund has adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair-value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS-157-4”).
FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in volume and level of activity for the asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.
An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.
The valuation techniques used by the Fund to measure fair value during the nine months ended June 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009, in valuing the Fund’s assets and liabilities is listed below by investment type for more detail on the Total Investments in Securities, please refer to the Fund’s Schedule of Investments:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	6/30/09

Investments in Securities — Assets
California Municipal Bonds & Notes	—	$305,866,628	—	$305,866,628
Other Municipal Bonds & Notes	—	16,318,431	—	16,318,431
Corporate Bonds & Notes	—	2,774,083	—	2,774,083
Short-Term Investments	—	5,823,534	—	5,823,534

Total Investments in Securities	—	$330,782,676	—	$330,782,676

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund III

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: August 25, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: August 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: August 25, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: August 25, 2009